As filed with the Securities and Exchange Commission on September 2, 2011

Registration No. 333-____

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. __	[ ]
(Check appropriate box or boxes)

TRUST FOR PROFESSIONAL MANAGERS

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street

Milwaukee, Wisconsin  53202

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 287-3338

Rachel A. Spearo, Esq.

U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin  53202

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

(414) 273-3500

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on October 2, 2011 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, par value $0.001 per share, of the Schooner Global Absolute Return Fund

Nakoma Mutual Funds

Nakoma Absolute Return Fund
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI  53201-2175

October [●], 2011

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Nakoma Absolute Return Fund (the “Nakoma Fund”), a series of Nakoma Mutual Funds (the “Trust”).  After careful consideration, Nakoma Capital Management, LLC (“Nakoma”), the Nakoma Fund’s investment adviser, recommended and the Board approved the reorganization of the Nakoma Fund into the Schooner Global Absolute Return Fund (the “Schooner Global Absolute Return Fund”), a recently established series of Trust for Professional Managers (the “Reorganization”).  Schooner Investment Group, LLC serves as the investment adviser to the Schooner Global Absolute Return Fund.

As further explained in the enclosed information statement/prospectus, if you choose to remain a Nakoma Fund shareholder, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the Nakoma Fund will be exchanged for shares of the Schooner Global Absolute Return Fund at the closing of the Reorganization.  You may, however, purchase and redeem shares of the Nakoma Fund in the ordinary course until the last business day before the closing.  Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the Schooner Global Absolute Return Fund received in connection with the Reorganization.

More information on the Schooner Global Absolute Return Fund, reasons for the proposed Reorganization and benefits to Nakoma Fund shareholders is contained in the enclosed information statement/prospectus.  You should review the information statement/prospectus carefully and retain it for future reference.  Shareholder approval is not required to effect the Reorganization which is expected to close on or about November 4, 2011.

Sincerely,

Daniel S. Pickett
Chairman and President
Nakoma Mutual Funds

INFORMATION STATEMENT/PROSPECTUS

October [●], 2011

REORGANIZATION OF

NAKOMA ABSOLUTE RETURN FUND

A series of Nakoma Mutual Funds

c/o UMB Fund Services, Inc.

P.O. Box 2175

Milwaukee, WI  53201-2175

Telephone:  1-866-662-5662

IN EXCHANGE FOR SHARES OF

SCHOONER GLOBAL ABSOLUTE RETURN FUND

A series of Trust for Professional Managers

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI  53201-0701

Telephone:  1-866-724-5997

WE ARE NOT ASKING YOU FOR A PROXY AND

YOU ARE REQUESTED NOT TO SEND US A PROXY

This information statement/prospectus is being furnished to shareholders of the Nakoma Absolute Return Fund (the “Nakoma Fund”), a series of Nakoma Mutual Funds (the “Nakoma Trust”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Trust for Professional Managers (the “TPM Trust”), on behalf of the Schooner Global Absolute Return Fund (the “Schooner Global Absolute Return Fund”), a series of the TPM Trust, and the Nakoma Trust, on behalf of the Nakoma Fund.  The Reorganization Agreement provides for the reorganization of the Nakoma Fund into the Schooner Global Absolute Return Fund (the “Reorganization”).  Both the Nakoma Trust and the TPM Trust are open-end investment management companies organized as Delaware statutory trusts.  Schooner Investment Group, LLC (“Schooner”) is the investment adviser to the Schooner Global Absolute Return Fund.  Nakoma Capital Management, LLC (“Nakoma”) is the investment adviser to the Nakoma Fund.  Nakoma will not be responsible for providing investment advisory or portfolio management services to the Schooner Global Absolute Return Fund following the Reorganization.

If you need additional copies of this information statement/prospectus, please contact the Nakoma Fund at 1-866-6Nakoma (1-866-662-5662) or in writing at Nakoma Absolute Return Fund, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175.  Additional copies of this information statement/prospectus will be delivered to you promptly upon request.  For a free copy of the Nakoma Fund’s annual report for the fiscal year ended May 31, 2011 or its most recent semi-annual report, please contact the Nakoma Fund at 1-866-6Nakoma (1-866-662-5662) or in writing at Nakoma Absolute Return Fund, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175.

How The Reorganization Will Work

•

The Nakoma Fund will transfer all of its assets and liabilities to the Schooner Global Absolute Return Fund.

•

The Schooner Global Absolute Return Fund will issue shares of its common stock to the Nakoma Fund in an amount equal to the number of full and fractional shares of the Nakoma Fund outstanding as of the last daily determination of the Nakoma Fund’s net asset value on the last business day preceding the closing of the Reorganization.

•

The Schooner Global Absolute Return Fund will open accounts for the Nakoma Fund shareholders, crediting the shareholders with full and fractional shares of the Schooner Global Absolute Return Fund that are equivalent in value to, and issued in liquidation of, the shareholders’ shares in the Nakoma Fund at the time of the Reorganization.

•

Shares of the Nakoma Fund will be redeemed by the Nakoma Trust.

•

As soon as practicable after the Reorganization, the Nakoma Trust will take steps to wind up its affairs and to have its existence dissolved in accordance with Delaware law and other applicable requirements, and will file with the SEC an application for deregistration as an investment company on Form N-8F and such other filings as may be required.

Nakoma and the Nakoma Board engaged in discussions regarding alternatives for the Nakoma Fund, including the Reorganization, liquidation of the Nakoma Fund and the viability of the Nakoma Fund absent approval of the proposed Reorganization.  After careful consideration, the Board of Trustees for each of the Nakoma Fund and the Schooner Global Absolute Return Fund approved the Reorganization.  A copy of the form of the Reorganization Agreement is attached to this information statement/prospectus as Appendix A.  The Reorganization Agreement is not required to be approved by the shareholders of the Nakoma Fund.  Accordingly, shareholders of the Nakoma Fund are not being asked to vote on or approve the Reorganization Agreement.

This information statement/prospectus sets forth the basic information regarding the Reorganization.  You should read it and keep it for future reference.

For simplicity, actions are described in this information statement/prospectus as being taken by either the Nakoma Fund or the Schooner Global Absolute Return Fund (which are collectively referred to as the “Funds” and are each referred to as a “Fund”), although all actions are actually taken either by the Nakoma Trust or the TPM Trust on behalf of the applicable Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this information statement/prospectus:

•

The Prospectus and Statement of Additional Information for the Nakoma Fund, each dated September [●], 2011, are incorporated by reference to Post-Effective Amendment No. 7 to the Nakoma Trust’s Registration Statement on Form N-1A (File No. 811-21865), filed with the SEC on September [●], 2011.

•

The audited financial statements of the Nakoma Fund dated May 31, 2011 are incorporated by reference to the Annual Report of the Nakoma Fund for the fiscal year ended May 31, 2011, filed on Form N-CSR (File No. 811-21865) with the SEC on August 5, 2011.

•

The Prospectus and Statement of Additional Information for the Schooner Global Absolute Return Fund, each dated June 3, 2011, are incorporated by reference to Post-Effective Amendment No. 241 to the TPM Trust’s Registration Statement on Form N-1A (File No. 811-10401), filed with the SEC on June 3, 2011.

•

The Statement of Additional Information relating to this information statement/prospectus dated October [●], 2011.

Because the Schooner Global Absolute Return Fund has not yet commenced operations as of the date of this information statement/prospectus, shareholder reports for the Schooner Global Absolute Return Fund are not yet available.

This information statement/prospectus will be mailed to shareholders of record of the Nakoma Fund as of October [●], 2011 (the “Record Date”).  This information statement/prospectus is expected to be mailed to shareholders of the Nakoma Fund on or about October [●], 2011.

Copies of these materials and other information about the Nakoma Trust, the TPM Trust, the Nakoma Fund and the Schooner Global Absolute Return Fund are available upon request and without charge by writing to the addresses below or by calling the telephone numbers listed as follows:

If they relate to the Nakoma Fund:	If they relate to the Schooner Global Absolute Return Fund:

Nakoma Absolute Return Fund c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, Wisconsin 53201-2175 Telephone: 1-866-6Nakoma (1-866-662-5662) http://www.nakomafunds.com	Schooner Global Absolute Return Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 Telephone: 1-866-724-5997 http://www.schoonermutualfunds.com

Shareholder approval is not required to effect the Reorganization.  No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved the Schooner Global Absolute Return Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this information statement/prospectus.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this information statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

_____________________________________

SUMMARY

The following is a summary of more complete information appearing later in this information statement/prospectus or incorporated herein.  You should read carefully the entire information statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

In this proposal, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Nakoma Fund to the Schooner Global Absolute Return Fund; (2) the opening of accounts for shareholders of the Nakoma Fund with the Schooner Global Absolute Return Fund and the credit to the accounts of full and fractional shares of the Schooner Global Absolute Return Fund having an aggregate net asset value equal to the value of, and in liquidation of, the shareholders’ shares in the Nakoma Fund; and (3) the redemption of the shares of the Nakoma Fund by the Nakoma Trust.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this information statement/prospectus.

Comparison of the Nakoma Fund to the Schooner Global Absolute Return Fund

	Nakoma Fund	Schooner Global Absolute Return Fund
Form of Organization	A diversified series of the Nakoma Trust, an open- end investment management company organized as a Delaware statutory trust.	A non-diversified series of the TPM Trust, an open-end investment management company organized as a Delaware statutory trust.

Net Assets as of September 30, 2011	$[●]	Not applicable. The Fund is newly organized.

Investment Advisers and Portfolio Managers

Investment Adviser:

Nakoma Capital Management, LLC

Portfolio Managers:

Daniel S. Pickett, CFA, Managing Director and Chief Investment Officer of Nakoma, has been the lead portfolio manager of the Fund since its inception.  Mark A. Fedenia, Managing Director and Portfolio Manager of Nakoma, has been a co-portfolio manager of the Fund since its inception.

Investment Adviser:

Schooner Investment Group, LLC

Portfolio Managers:

Alec Petro and Brian Chen, each a Portfolio Manager of Schooner, are the portfolio managers who will be primarily responsible for the day-to-day management of the Fund

Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year

The Fund’s total operating expenses were 3.12% and net operating expenses (after giving effect to the contractual expense limitation agreement but including dividend and interest expense on securities sold short) were 2.97% for the fiscal year ended May 31, 2011.  Excluding dividend and interest expense on securities sold short, the Fund’s net operating expenses were 1.99% for the fiscal year ended May 31, 2011.

Not applicable.  The Fund’s total operating expenses are estimated to be 2.33% and net operating expenses (after giving effect to the contractual expense limitation agreement) are estimated to be 1.95% for the fiscal year ending May 31, 2012.

Investment Objective

The Fund seeks absolute returns with low volatility independent of equity market conditions.  The  investment objective is not designated as a “fundamental policy” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and may be changed by the Fund’s Board of Trustees (the “Nakoma Board”) without shareholder approval.

The investment objective of the Fund is capital appreciation while maintaining a low or negative correlation over time with the major equity indices.  The investment objective is not designated as a “fundamental policy” within the meaning of the 1940 Act and may be changed by the Fund’s Board of Trustees (the “TPM Board”) without shareholder approval.

	Nakoma Fund	Schooner Global Absolute Return Fund
Primary Investments

The Fund invests principally in common stocks traded in U.S. markets, taking long positions in companies where Nakoma believes operating results will exceed investors’ expectations, and establishing short positions in companies Nakoma believes will disappoint or as hedged offsets to long positions.  The Fund principally invests in mid- to large-capitalization U.S. traded companies, but may consider issuers of all sizes in all markets.  Up to 25% of the Fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts (“ADRs”).  The Fund may invest up to 15% of its assets in illiquid investments.  Up to 10% of the Fund may be invested in exchange-traded funds (“ETFs”).  The Fund may borrow money from banks, up to one-third of its total assets (including the amount borrowed), to purchase securities for investment purposes, commonly referred to as “leveraging.”

The Fund seeks to generate positive absolute returns (in other words, positive gains measured as a percentage of the Fund’s investment portfolio over a period of time) without tracking the performance of any traditional indexes through a combination of long and short positions in derivative instruments, such as futures contracts (including currency, index and commodity futures), swaps and forward currency contracts.  Schooner will allocate the Fund’s investments to provide the Fund with exposure to global equity, bond, currency and commodities markets in proportions consistent with Schooner’s evaluation of their expected risks and returns.  The Fund uses derivatives rather than investing directly in these asset classes as a low-cost, effective means to gain exposure to these asset classes.  In addition to investments in derivative securities, the Fund may also invest in ETFs and exchange-traded notes (“ETNs”) to provide exposure to these markets and asset classes.  The Fund’s investments in fixed income securities may include securities of varying maturities and durations, and securities of any investment grade, including those rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield” bonds.  Under normal market conditions, the Fund will invest in, or have exposure to, securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities or derivative instruments with exposure to foreign securities, including emerging markets securities.

Investment Strategies and Process

Nakoma believes that an important way to accomplish the Fund’s objective is through an investment approach comprised of three integrated processes:  dynamic asset allocation, fundamental stock selection and risk management.  With respect to dynamic asset allocation, Nakoma assesses expectations for and trends in three categories of factors that Nakoma believes influence stock market returns: economic growth and corporate profits; interest rates and inflation expectations; and investor sentiment and stock market valuation.  All else being equal, when the trends in these categories are better than expected, Nakoma will increase the Fund’s net exposure to the stock market and when trends in these categories are worse than expected, Nakoma will decrease the Fund’s net exposure to the stock market.  The fundamental stock selection process is designed to identify companies with the potential for positively or negatively surprising business results over a six- to eighteen-month time horizon.  For each stock, Nakoma monitors key

The Fund does not have a maximum or minimum allocation or target exposure to any one type of derivative instrument or asset class, except that at least 40% of the Fund’s net assets will be invested in foreign securities or derivative instruments with exposure to foreign securities, including emerging markets securities.  To construct the Fund’s investment portfolio, Schooner applies proprietary models that use value, momentum and analysis of other economic components to estimate an investment’s expected return:

•  Value signals indicate when a security, group of securities or asset class may be trading for less than their intrinsic values based on fundamental measures.

•  Momentum signals indicate the short-term trading behavior of individual securities within an asset classes, or the asset classes themselves.

•  Strategic” economic components provide a long-term expected return estimate that is separate

	Nakoma Fund	Schooner Global Absolute Return Fund

business drivers (e.g., macroeconomics, secular trends, industry dynamics and company specific events) that Nakoma believes will affect the underlying company’s business over the investment time horizon.  The risk management process analyzes the sources of volatility in the portfolio (e.g., sector, capitalization, style and interest rate sensitivity) in an effort to match Fund risk exposures with Nakoma’s overall market view and avoid unintended risk exposures.

from and combined with the expected return estimates generated from value and momentum signals.  An example of a strategic component is a long-term, historical average return of an investment strategy, asset class or a macroeconomic estimate of a strategy’s long-term expected return.

Schooner’s proprietary models also estimate the potential risk of each investment opportunity based on the volatility of the individual investment and in correlation to the Fund’s other investments.  When selecting investments for the Fund’s portfolio, Schooner’s models consider both expected returns and risk-contributions.  Other factors, such as liquidity and transaction costs, may also affect Schooner’s decision to purchase a security for the Fund.

The amount of the Fund’s assets that may be allocated among the various instruments and asset classes is expected to vary over time, and Schooner will have broad discretion to determine the mix of investments in the Fund’s investment portfolio at any given time.  The Fund will sell a security during portfolio rebalancing periods when the Fund’s holdings in that security are larger than the target allocation suggested by Schooner’s investment models, as described above or when a more attractive investment becomes available.

Temporary Strategies

The Fund may not always stay fully invested in equity securities.  When Nakoma believes that market conditions are unfavorable, the Fund’s cash or similar investments may increase.  In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities.  When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.  In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions.  The Fund’s cash position may also increase temporarily due to unusually large cash inflows.  Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments.  In this case, the Fund may not achieve its investment objective.

For temporary defensive purposes, Schooner may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

	Nakoma Fund	Schooner Global Absolute Return Fund
Fundamental and Non- Fundamental Investment Policies and Restrictions

The Fund has adopted fundamental policies that, subject to certain exceptions, restrict the Fund from (i) borrowing money, (ii) issuing senior securities, (iii) acting as an underwriter of securities issued by others, (iv) investing directly in real estate or interests in real estate, (v) purchasing or selling physical commodities, (vi) lending any security or making any other loan and (vii) concentrating its investments in any particular industry or groups of industries.  The Fund has adopted non-fundamental policies that, subject to certain exceptions, restrict the Fund from (i) investing more than 15% of its net assets in illiquid securities, (ii) purchasing securities on margin, (iii) mortgage, pledge hypothecate or in any manner transfer any securities or other assets owned or held by the Fund, (iv) invest in companies for the purpose of exercising control of management or (v) invest in foreign securities that are not traded in the U.S.  For a more complete description of the Fund’s fundamental and non-fundamental investment policies and restrictions, see Appendix B.

The Fund is a diversified series of the Nakoma Trust.

The Fund has adopted fundamental policies that, subject to certain exceptions, restrict the Fund from (i) issuing senior securities, borrowing money or pledging its assets, (ii) underwriting the securities of other issuers, (iii) purchasing or selling real estate or interests in real estate, (iv) purchasing or selling commodities, (v) making loans of money and (vi) concentrating its investments in any one industry.  The Fund has adopted non-fundamental policies that, subject to certain exceptions, restrict the Fund from (i) purchasing portfolio securities while outstanding borrowings exceed 5% of its assets and (ii) investing more than 15% of its net assets in illiquid securities.  For a more complete description of the Fund’s fundamental and non-fundamental investment policies and restrictions, see Appendix B.

The Fund is a non-diversified series of the TPM Trust, which means that it may invest a high percentage of its assets in a limited number of securities.

Management and Other Fees

Management Fee.  The Fund pays a management fee to Nakoma at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration Fees.  The Fund pays separate fees for administration, fund accounting and transfer agency services to UMB Fund Services, Inc. (“UMBFS”).  Additionally, the Fund pays separate fees for custodial services to UMB Bank, n.a. (“UMB Bank”).

Management Fee.  The Fund pays a management fee to Schooner at an annual rate of 1.65% of the Fund’s average daily net assets.

Administration Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“US Bank”).

Distribution	UMB Distribution Services, LLC provides distribution services to the Fund. The Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act.	Quasar Distributors, LLC provides distribution services to the Fund. The Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act.

Expense Limitations and Overall Expenses

Nakoma has contractually agreed to reduce all or a portion of its advisory fee and/or reimburse Fund expenses to ensure that the Fund’s total annual fund operating expenses (exclusive of interest, taxes, transaction costs including brokerage commissions and dividend and interest expense on securities sold short, and extraordinary expenses) do not exceed 1.99% of the Fund’s average net assets through at least October 1, 2012, subject thereafter to annual re-approval of the agreement by the Nakoma Board.  This operating expense limitation agreement can be terminated by the Nakoma Board upon 30 days’ prior notice to Nakoma.  Nakoma may request a reimbursement from the Fund to recapture any reduced advisory

Schooner has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that the Fund’s total annual fund operating expenses (exclusive of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses (“AFFE”) and dividends and interest on short positions) do not exceed 1.95% of the Fund’s average net assets.  The expense limitation will remain in effect through at least June 1, 2021, and may be terminated only by the TPM Board.  Schooner  is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years,

	Nakoma Fund	Schooner Global Absolute Return Fund

fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s total annual fund operating expenses (excluding those items noted above) plus any requested reimbursement amount are less than the above limit at the time of the request.  Any such reimbursement is subject to review by the Nakoma Board.

subject to the limitation on the Fund’s expenses.

Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.

Exchange Privilege	None.	Same.

Selling Shares

Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.

Same.

Comparison of Principal Risks of Investing in the Funds

A discussion regarding certain principal risks of investing in the Funds is set forth below.  Where applicable, differences between the Schooner Global Absolute Return Fund and the Nakoma Fund have been highlighted.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectuses and the Statements of Additional Information.

Management Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  The risk that strategies and sub-strategies employed by the Fund’s investment adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Derivatives Risk (Schooner Global Absolute Return Fund only).  Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of a derivative may not correlate perfectly to the underlying securities index or overall securities markets.  Specific types of derivative securities are also subject to a number of additional risks, such as:

•

Futures Risk.  Futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

•

Swap Agreement Risk.  A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

•

Liquidity Risk.  The risk that the Fund may not be able to sell or close out a derivative instrument.

•

Interest Rate Risk.  The risk that underlying investments may lose value due to interest rate changes.

•

Credit Risk.  The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

Commodities Markets Risk (Schooner Global Absolute Return Fund only).  Exposure to commodity markets through investments in commodities futures contracts may subject the Fund to greater volatility than investments in traditional securities.  This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Short Sales Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale.  Therefore, the risk of loss may be unlimited.

Foreign and Emerging Market Securities Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Currency and Forward Currency Contracts Risks (Schooner Global Absolute Return Fund only).  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.  Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

Exchange-Traded Fund Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Exchange-Traded Note Risk (Schooner Global Absolute Return Fund only).  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Equity Market Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  The Fund will be exposed to equity market risk through its investment in derivative instruments and direct investments in equity securities.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Debt Securities Risk (Schooner Global Absolute Return Fund only).  The Fund will be exposed to debt securities risk through its investment in derivative instruments and direct investments in debt securities.  Interest rates may go up resulting in a decrease in the value of debt securities.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Rising interest rates could cause prepayments of the obligation to decrease, extending the life of debt securities with lower payment rates.  This is known as extension risk.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High Portfolio Turnover Rate Risk (Schooner Global Absolute Return Fund only).  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate, and will result in higher transaction costs, which may lower the Fund’s return.  This may mean that you would be likely to have a higher income tax liability.

Distributions to shareholders of short-term capital gains are currently taxable as ordinary income under federal income tax laws.

Risk of Non-Diversification (Schooner Global Absolute Return Fund only).  The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its net asset value and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

Leverage Risk (Schooner Global Absolute Return Fund and Nakoma Fund).  Investments in derivative instruments and selling securities short involve the use of leverage.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

Tax Risk (Schooner Global Absolute Return Fund only).  There is the risk that the Fund’s investment strategies may be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

New Fund Risk (Schooner Global Absolute Return Fund only).  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund’s Board of Trustees may determine to liquidate the Fund.

Other Consequences of the Reorganization

Management Fee and Structure.  Nakoma serves as the investment adviser to the Nakoma Fund.  Schooner serves, and after the Reorganization will continue to serve, as the investment adviser to the Schooner Global Absolute Return Fund.  The Nakoma Fund pays, and the Schooner Global Absolute Return Fund will pay, a management fee equal to the following annual percentage of average daily net assets:

Nakoma Fund Management Fee – Paid to Nakoma	Schooner Global Absolute Return Fund Management Fee – Paid to Schooner
1.50%	1.65%

Under the investment advisory agreement between the TPM Trust, on behalf of the Schooner Global Absolute Return Fund, and Schooner, the annual management fee rate payable by the Schooner Global Absolute Return Fund (without giving effect to expense limitations) is higher than the rate currently payable to Nakoma by the Nakoma Fund (1.65% versus 1.50%).  The investment advisory agreements are further described under “Additional Information About the Funds – Investment Advisory Agreements,” below.

Expense Limitation.  Schooner and the Schooner Global Absolute Return Fund have entered into an operating expense limitation agreement under which Schooner has agreed to waive its management fees and/or reimburse expenses of the Schooner Global Absolute Return Fund to ensure that the Schooner Global Absolute Return Fund’s total annual operating expenses of the Schooner Global Absolute Return Fund’s shares (exclusive of interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, AFFE and dividends and interest on short portions) do not exceed 1.95% of the Fund’s average daily net assets, which is below the net expense ratio for the Nakoma Fund for the fiscal year ended May 31, 2011 (1.95% versus 1.99%).  This agreement will remain in effect through at least June 1, 2021, and may be terminated by the TPM Board.  After June 1, 2021, the agreement will automatically renew for successive one-year terms unless terminated by Schooner or the TPM Board prior to any such renewal.

Past Performance

Set forth below is past performance information for the Nakoma Fund, which may help provide an indication of some of the risks of investing in the Schooner Global Absolute Return Fund.  Performance information for the Schooner Global Absolute Return Fund is not presented because it has not yet commenced operations.  The bar chart shows how the Nakoma Fund’s total returns before taxes have varied from year to year, while the table shows how the average annual total returns of the Nakoma Fund compare with returns of a broad measure of market performance.  All returns assume reinvestment of distributions.  Please keep in mind that a fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance information for the Nakoma Fund is available on the Fund’s website at www.nakomafunds.com or by calling the Nakoma Fund toll-free at 1-866-6Nakoma (1-866-662-5662).

Calendar Year Total Returns

The Nakoma Fund’s returns from January 1, 2011 through September 30, 2011 was [●]%.

Best and Worst Quarterly Performance (during the period shown in the bar chart)

Best Quarter Return	Worst Quarter Return

4.83% (2nd quarter, 2007)	-5.16% (1st quarter, 2008)

Average Annual Total Returns

The after-tax returns shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Nakoma Fund.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (investment company taxable income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Average Annual Total Returns (For the Periods Ended December 31, 2010)	One Year	Since Inception (December 18, 2006)
Nakoma Fund
Return Before Taxes	-5.64%	-1.31%
Return After Taxes on Distributions	-5.64%	-1.32%
Return After Taxes on Distributions and Sale of Fund Shares	-3.66%	-1.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	-0.96%
10-Year Treasury Note	7.36%	5.53%

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees and expenses for the Nakoma Fund (based on the fiscal year ended May 31, 2011) and the pro forma fees and expenses of the Schooner Global Absolute Return Fund for the same period assuming the Reorganization had occurred on June 1, 2010.

Summary of Fund Fees and Expenses

	Nakoma Fund	(Pro Forma) Schooner Global Absolute Return Fund

Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.50%	1.65%
Other Expenses	0.64%	0.68%(1)
Dividend and Interest Expense on Securities Sold Short	0.98%	-
Total Annual Fund Operating Expenses	3.12%	2.33%
(Fee Waiver/Expense Reimbursement)	(0.15)%	(0.38)%
Total Annual Fund Operating Expenses Less Fee Waiver/Expense Reimbursement	2.97%(2)	1.95%(3)

__________________

(1)

Because the Schooner Global Absolute Return Fund is new, these expenses are based on estimated amounts for the Schooner Global Absolute Return Fund’s first fiscal year.

(2)

Nakoma has contractually agreed to reduce all or a portion of its advisory fee and/or reimburse Fund expenses to ensure that the Fund’s total annual fund operating expenses (exclusive of interest, taxes, transaction costs including brokerage commissions and dividend and interest expense on securities sold short, and extraordinary expenses) do not exceed 1.99% of the Fund’s average net assets through at least October 1, 2012, subject thereafter to annual re-approval of the agreement by the Nakoma Board.  This operating expense limitation agreement can be terminated by the Nakoma Board upon 30 days’ prior notice to Nakoma.  Nakoma may request a reimbursement from the Fund to recapture any reduced advisory fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s total annual fund operating expenses (excluding those items noted above) plus any requested reimbursement amount are less than the above limit at the time of the request.  Any such reimbursement is subject to review by the Nakoma Board.

(3)

Schooner has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that the Fund’s total annual fund operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, AFFE and dividends and interest on short positions) do not exceed 1.95% of the Fund’s average net assets.  The expense limitation will remain in effect through at least June 1, 2021, and may be terminated only by the TPM Board.  Schooner  is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses.

Example of Effect on Fund Expenses

The Example is intended to help you compare the costs of investing in the Nakoma Fund with the cost of investing in the Schooner Global Absolute Return Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Nakoma Fund	$300	$938	$1,612	$3,411
Schooner Global Absolute Return Fund	$198	$612	$1,052	$2,275

Portfolio Turnover

The Nakoma Fund pays, and the Schooner Global Absolute Return Fund will pay, transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.  During its most recent fiscal year ended May 31, 2011, the Nakoma Fund’s portfolio turnover rate for long positions, excluding short positions, was 120% of the average value of its portfolio.

Federal Income Tax Consequences of the Reorganization

As a condition to the Reorganization, each Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code.  Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Schooner Global Absolute Return Fund shares received by each shareholder of the Nakoma Fund in the Reorganization should be the same as the tax basis and holding period of the Nakoma Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Schooner Global Absolute Return Fund shares received, the Nakoma Fund’s shares given up must have been held as capital assets by the shareholder.  See “Information About the Reorganization – Federal Income Tax Consequences,” below.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this information statement/prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this information statement/prospectus, the Prospectuses and Statements of Additional Information of the Nakoma Fund and the Schooner Global Absolute Return Fund, and the Reorganization Agreement.  Shareholders should read this entire information statement/prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  The primary purpose of the Reorganization is for the Nakoma Fund to transfer all of its assets and liabilities to the Schooner Global Absolute Return Fund.  Nakoma and the Nakoma Board engaged in discussions regarding alternatives for the Nakoma Fund, including the Reorganization, that would allow shareholders of the Nakoma Fund to maintain their investment in a registered mutual fund with a similar absolute return investment strategy and to retain the potential to benefit from the Nakoma Fund’s capital loss carryforward amounts.  Nakoma and the Nakoma Board also discussed alternatives to the proposed Reorganization, including liquidation of the Nakoma Fund and the viability of the Nakoma Fund absent approval of the proposed Reorganization.  Pursuant to an agreement between Nakoma and Schooner, both parties have agreed to equally share all expenses incurred in connection with the Reorganization and Schooner has agreed to make certain payments to Nakoma for a period of five years following the completion of the Reorganization.

Following the Reorganization, the investment advisory fee paid by the Schooner Global Absolute Return Fund (1.65% of the Fund’s average daily net assets) will be higher than the investment advisory fee paid by the Nakoma Fund (1.50% of the Fund’s average daily net assets).  However, Schooner has agreed to retain an expense cap for the Schooner Global Absolute Return Fund following the Reorganization, through at least June 1, 2021, that is lower than the expense cap in effect for the Nakoma Fund during the fiscal year ended May 31, 2011.  The Nakoma Board and the TPM Board have each approved the Reorganization.

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the Nakoma Fund will be reorganized with and into the Schooner Global Absolute Return Fund.  The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Nakoma Fund to the Schooner Global Absolute Return Fund, the Schooner Global Absolute Return Fund will issue to the Nakoma Fund that number of full and fractional Schooner Global Absolute Return Fund shares having an aggregate net asset value equal in value to the aggregate assets of the Nakoma Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Nakoma Fund will redeem its shares in exchange for the Schooner Global Absolute Return Fund shares received by it and will distribute such shares to the shareholders of the Nakoma Fund in complete liquidation of the Nakoma Fund.  Nakoma Fund shareholders will receive Schooner Global Absolute Return Fund shares based on their respective holdings in the Nakoma Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Nakoma Fund will own that number of full and fractional shares of the Schooner Global Absolute Return Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Nakoma Fund as of the Valuation Time.  Such shares will be held in an account with the Schooner Global Absolute Return Fund identical in all material respects to the account currently maintained by the Nakoma Fund for such shareholder.

Until the Valuation Time, shareholders of the Nakoma Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Nakoma Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the Schooner Global Absolute Return Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Nakoma Fund will be canceled on the books of the Nakoma Fund and the transfer agent’s books of the Nakoma Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Nakoma Fund and the Schooner Global Absolute Return Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at 3:00 p.m., Central time, on November 4, 2011, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Nakoma Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this information statement/prospectus, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Nakoma Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

NAKOMA FUND SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS TO DETERMINE THE PARTICULAR U.S. FEDERAL INCOME TAX OR OTHER TAX CONSEQUENCES TO THEM OF THE REORGANIZATION AND THE OTHER TRANSACTIONS CONTEMPLATED HEREIN.

The Nakoma Fund and the Schooner Global Absolute Return Fund will each receive an opinion from the law firm of Godfrey & Kahn, S.C. substantially to the effect that, based on certain facts, assumptions and representations made by the Nakoma Fund and the Schooner Global Absolute Return Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(1)

The transfer of all of the assets of the Nakoma Fund to the Schooner Global Absolute Return Fund in exchange solely for shares of the Schooner Global Absolute Return Fund and the assumption by the Schooner Global Absolute Return Fund of all of the liabilities of the Nakoma Fund should constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Schooner Global Absolute Return Fund and the Nakoma Fund should each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)

the Nakoma Fund should recognize no gain or loss (a) upon the transfer of its assets to the Schooner Global Absolute Return Fund in exchange for Schooner Global Absolute Return Fund shares and the assumption of the liabilities of the Nakoma Fund, or (b) upon the distribution of the Schooner Global Absolute Return Fund shares to the shareholders of the Nakoma Fund;

(3)

the Schooner Global Absolute Return Fund should recognize no gain or loss upon the receipt of the assets of the Nakoma Fund in exchange for the Schooner Global Absolute Return Fund shares and the assumption of the liabilities of the Nakoma Fund;

(4)

the tax basis in the hands of the Schooner Global Absolute Return Fund of each asset of the Nakoma Fund transferred to the Schooner Global Absolute Return Fund in the Reorganization should be the same as the basis of that asset in the hands of the Nakoma Fund immediately before the transfer;

(5)

the holding period of each asset of the Nakoma Fund in the hands of the Schooner Global Absolute Return Fund should include the period during which that asset was held by the Nakoma Fund;

(6)

the shareholders of the Nakoma Fund should recognize no gain or loss upon their receipt of the Schooner Global Absolute Return Fund shares;

(7)

the aggregate tax basis of the Schooner Global Absolute Return Fund shares received by each shareholder of the Nakoma Fund should equal the aggregate tax basis of the Nakoma Fund shares surrendered in exchange therefor; and

(8)

the holding period of the Schooner Global Absolute Return Fund shares received by each Nakoma Fund shareholder should include the holding period of the Nakoma Fund shares surrendered in exchange therefor, provided that the Nakoma Fund shares are held by that shareholder as capital assets on the date of the exchange.

Capital losses incurred in tax years beginning prior to December 23, 2010 can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains.  Capital losses incurred in tax years beginning on or after December 23, 2010 can generally be carried forward indefinitely to offset future capital gains.  The Schooner Global Absolute Return Fund will inherit the tax attributes of the Nakoma Fund, including any available capital loss carryforwards, as of the Closing Date.  In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization should either: (i) qualify as a type “F” tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership.  For federal income tax purposes, the Nakoma Fund had capital loss carryforwards at May 31, 2011 as follows:

Date of Expiration	Amount
May 31, 2016	$ 987,684
May 31, 2017	12,569,991
May 31, 2018	7,000,309
May 31, 2019	9,509,982
Total	$30,067,966

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in a Nakoma Fund shareholder recognizing gain or loss with respect to each Nakoma Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of the Schooner Global Absolute Return Fund shares received in exchange therefor.  In such event, a shareholder’s aggregate basis in the shares of the Schooner Global Absolute Return Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held Nakoma Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations.

Nakoma Board.  In considering and approving the Reorganization at a meeting held on August 17, 2011, the Nakoma Board discussed the future of the Nakoma Fund and the advantages of reorganizing the Nakoma Fund into the Schooner Global Absolute Return Fund.  Among other things, the Nakoma Board also reviewed, with the assistance of outside legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.

In considering the Reorganization, the Nakoma Board took into account a number of factors.  Some of the more prominent considerations are discussed further below.  The Nakoma Board considered the following matters, among others and in no order of priority:

•

Both the Nakoma Fund and the Schooner Global Absolute Return Fund have an absolute return investment objective;

•

The TPM Trust has experienced trustees, management and service providers and Schooner has experienced portfolio managers;

•

Schooner has agreed to limit the total annual fund operating expenses of the Schooner Global Absolute Return Fund to 1.95% through at least June 1, 2021;

•

The Reorganization, as contemplated by the Reorganization Agreement, will be a tax free reorganization;

•

The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by Nakoma and Schooner;

•

The interests of the current shareholders of the Nakoma Fund will not be diluted as a result of the reorganization contemplated by the Reorganization Agreement; and

•

The potential conflicts of interest associated with the Reorganization, as contemplated by the Reorganization Agreement, including the payments by Schooner to Nakoma, are conflicts inherent in transactions of this type.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Nakoma Board determined that the Reorganization is in the best interests of the Nakoma Fund shareholders, and accordingly, unanimously approved the Reorganization with the Schooner Global Absolute Return Fund and the Reorganization Agreement.

TPM Board.  At a meeting held on August 30, 2011, the TPM Board considered the proposed Reorganization from the perspective of the Schooner Global Absolute Return Fund.  The TPM Board determined that the Reorganization is in the best interests of the Schooner Global Absolute Return Fund, and, accordingly, unanimously approved the Reorganization with the Nakoma Fund and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne equally by Schooner and Nakoma.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of this information statement/prospectus; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by the TPM Trust and the Nakoma Trust; and (f) any conversion costs imposed by the Funds’ service providers.

Capitalization.  The following table sets forth the capitalization of the Nakoma Fund, and on a pro forma basis the successor Schooner Global Absolute Return Fund, as of September 30, 2011 after giving effect to the Reorganization.  Currently, the Schooner Global Absolute Return Fund has no assets and no shares outstanding, which is the reason its current capitalization is not shown below.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Nakoma Fund	$[●]	[●]	$[●]
Schooner Global Absolute Return Fund (Pro Forma)	$[●]	[●]	$[●]

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Advisers.  Schooner serves as the investment adviser to the Schooner Global Absolute Return Fund.  Schooner is a Pennsylvania limited liability company and a SEC-registered investment adviser.  Schooner was founded in 2008 and its principal place of business is located at 150 N. Radnor-Chester Road, Suite F-200, Radnor, Pennsylvania 19087.  As of September 30, 2011, Schooner had approximately $[●] million in assets under management.

Nakoma serves as the investment adviser to the Nakoma Fund.  Nakoma is a Delaware limited liability company and a SEC-registered investment adviser.  Nakoma was organized in 1999 and its principal place of business is located at 8040 Excelsior Drive, Suite 401, Madison, Wisconsin 53717.  As of September 30, 2011, Nakoma had approximately $[●] million in assets under management.

Purchase, Redemption and Exchange Policies.  The following chart highlights the purchase, redemption and exchange policies of the Nakoma Fund as compared to such policies of the Schooner Global Absolute Return Fund.  For a more complete discussion of each Fund’s purchase, redemption and exchange policies, please see the applicable sections of the Nakoma Fund’s prospectus and Appendix C with respect to the Schooner Global Absolute Return Fund.

Purchase, Redemption and Exchange Policies	Nakoma Fund	Schooner Global Absolute Return Fund

Minimum Initial Purchase	$1,000	$5,000

Additional investments	$100	$1,000

Purchases	By check, wire, telephone, through a broker-dealer or other third-party financial intermediary	Same

Redemptions	By check, wire, telephone or electronic funds transfer	Same

Exchange Privileges	None	None

Market Timing Policies

If information regarding your trading activity in the Fund is brought to the attention of Nakoma, and based on that information, the Fund or Nakoma in their sole discretion conclude that your trading may be detrimental to the Fund, the Fund may temporarily or permanently bar your future purchases in the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).  You will receive a notice from the Fund indicating the restrictions

The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to

Purchase, Redemption and Exchange Policies	Nakoma Fund	Schooner Global Absolute Return Fund

placed on your account and thereafter you will be notified within one business day after any rejection of a purchase or redemption request.  The Fund may refuse to sell shares to persons determined by the Fund to be potential market timers, even if any pre-determined limitations established on behalf of the Fund have not been reached.  You will be notified within one business day after any rejection of a purchase order.

the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Redemption Fees	None	None

Exchange Fees	None	None

Distributions.  The Nakoma Fund and Schooner Global Absolute Return Fund generally distribute substantially all of their investment company taxable income and net capital gain, if any, at least annually.

Tax Information.  The Nakoma Fund’s distributions are, and the Schooner Global Absolute Return Fund’s distributions will be, taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Nakoma Fund or the Schooner Global Absolute Return Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Nakoma Fund and/or the Schooner Global Absolute Return Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreements.  Under its advisory agreement with the TPM Trust, on behalf of the Schooner Global Absolute Return Fund, Schooner supervises the management of the Schooner Global Absolute Return Fund’s investments and business affairs, subject to the supervision of the TPM Board.  At its expense, Schooner provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund.  As compensation for its services, the Schooner Global Absolute Return Fund will pay to Schooner a monthly advisory fee at the annual rate of 1.65% of the average daily net asset value of the Fund.  Schooner has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that the Fund’s total annual fund operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, AFFE and dividends and interest on short positions) do not exceed 1.95% of the Fund’s average net assets.  The expense limitation will remain in effect through at least June 1, 2021, and may be terminated only by the TPM Board.  Schooner  is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses.  Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Schooner Global Absolute Return Fund after giving effect to the Reorganization.  A discussion regarding the TPM Board’s basis for approving the investment advisory agreement will be included in the Schooner Global Absolute Return Fund’s next semi-annual report to shareholders for the fiscal period ended November 30, 2011.

Under its advisory agreement with the Nakoma Trust, on behalf of the Nakoma Fund, Nakoma manages the Nakoma Fund’s investments and business affairs, subject to the supervision of the Nakoma Board.  As compensation for its services, the Nakoma Fund pays Nakoma an annual management fee of 1.50% of its average daily net assets.  The advisory fee is computed daily and payable monthly.  Nakoma has contractually agreed to reduce all or a portion of its advisory fee and/or reimburse Fund expenses to ensure that the Fund’s total annual fund operating expenses (exclusive of interest, taxes, transaction costs including brokerage commissions and dividend and interest expense on securities sold short, and extraordinary expenses) do not exceed 1.99% of the Fund’s average net assets through at least

October 1, 2012, subject thereafter to annual re-approval of the agreement by the Nakoma Board.  This operating expense limitation agreement can be terminated by the Nakoma Board upon 30 days’ prior notice to Nakoma.  Nakoma may request a reimbursement from the Fund to recapture any reduced advisory fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s total annual fund operating expenses (excluding those items noted above) plus any requested reimbursement amount are less than the above limit at the time of the request.  Any such reimbursement is subject to review by the Nakoma Board.  A discussion regarding the Nakoma Board’s basis for approving the investment advisory agreement is included in the Nakoma Fund’s semi-annual report for the fiscal period ended November 30, 2010.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Schooner Global Absolute Return Fund shares to be issued to the shareholders of the Nakoma Fund in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each Fund.

The following is a summary of the rights of shareholders of the Schooner Global Absolute Return Fund and Nakoma Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Delaware Statutory Trust Act, TPM Trust’s Amended and Restated Declaration of Trust, TPM Trust’s Amended and Restated Bylaws, Nakoma Trust’s Agreement and Declaration of Trust, and Nakoma Trust’s Bylaws, as amended (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization.  The Schooner Global Absolute Return Fund is a series of the TPM Trust, an open-end management investment company organized as a Delaware statutory trust on May 29, 2001.  The Schooner Global Absolute Return Fund currently offers only one class of shares of its common stock.  The Nakoma Fund is a series of the Nakoma Trust, an open-end management investment company organized as a Delaware statutory trust on March 7, 2006.  The Nakoma Fund currently offers only one class of shares of its common stock.

Capital Stock.  The TPM Trust is authorized to issue an unlimited number of interests (or shares).  The Schooner Global Absolute Return Fund is one series, or mutual fund, formed by the TPM Trust.  Interests in the Schooner Global Absolute Return Fund are represented by shares of beneficial interest each with a par value of $0.001.  As of the date of this information statement/prospectus, shares of [●] other series of the TPM Trust are offered in separate prospectuses and statements of additional information.  The TPM Trust may start additional series and offer shares of new funds under the TPM Trust at any time.

The Nakoma Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Nakoma Fund are represented by shares of beneficial interest each with no par value.  The Nakoma Fund currently offers one class of shares of its common stock.  The Nakoma Fund may offer additional classes of shares at any time.

Voting Rights.  Each share of the Schooner Global Absolute Return Fund represents an interest in the Schooner Global Absolute Return Fund that is equal to and proportionate with each other share of the Schooner Global Absolute Return Fund.  The TPM Trust Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  Each shareholder of the Nakoma Fund is also entitled to one vote per share.  Neither the TPM Trust nor the Nakoma Trust is required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability.  The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust, such as the TPM Trust and the Nakoma Trust, are not generally subject to liability for the debts or obligations of the trust.

Preemptive Rights.  Shareholders of the TPM Trust and the Nakoma Trust are not entitled to any preemptive rights to purchase or subscribe for any shares that the TPM Trust or the Nakoma Trust may issue or sell.

Appraisal Rights.  Shareholders of the Schooner Global Absolute Return Fund and the Nakoma Fund do not have appraisal rights in connection with the Reorganization under Delaware law.

Fund Trustees and Officers.  The Nakoma Trust is managed by the Nakoma Board, while the TPM Trust is managed by the TPM Board.  The persons sitting on these two boards are not the same.  After the Reorganization, the TPM Board will continue to serve in that capacity for the Schooner Global Absolute Return Fund.

Fund Management.  Nakoma is a Delaware limited liability company and a SEC-registered investment adviser.  Nakoma was organized in 1999 and its principal place of business is located at 8040 Excelsior Drive, Suite 401, Madison, Wisconsin 53717.  As of September 30, 2011, Nakoma had approximately $[●] million in assets under management.  Nakoma will not be responsible for providing investment advisory or portfolio management services to the Schooner Global Absolute Return Fund following the Reorganization.

Schooner is a Pennsylvania limited liability company and a SEC-registered investment adviser.  Schooner was founded in 2008 and its principal place of business is located at 150 N. Radnor-Chester Road, Suite F-200, Radnor, Pennsylvania 19087.  As of September 30, 2011, Schooner had approximately $[●] million in assets under management.

Alec Petro and Brian Chen are the portfolio managers of the Schooner Global Absolute Return Fund and will continue to manage the Schooner Global Absolute Return Fund following the consummation of the Reorganization.

Alec Petro joined Schooner in 2011 as Portfolio Manager.  Mr. Petro is also Managing Partner and Chief Risk Officer at Bay Hill Capital Management, LLC and Fort Hill Capital Management, each an investment management firm that he helped found in 2005.  From 2005 to 2009, Mr. Petro was a founder and portfolio manager for Absolute Investment Advisers LLC, an investment management firm specializing in multi-manger hedged mutual funds.  Mr. Petro received his B.A. from Boston College and his M.B.A. from the University of Chicago.

Brian Chen, Ph.D., joined Schooner in 2011 as Portfolio Manager.  Since 2005 and continuing presently, Dr. Chen is the head of Bay Hill Capital Management’s and Fort Hill Capital Management’s Research and Quantitative Strategies where he develops volatility arbitrage and other quantitative investment strategies.  Dr. Chen received a Ph.D. degree in electrical engineering and computer science, with a concentration in signal processing, and a minor in finance from the Massachusetts Institute of Technology (MIT).  Dr. Chen also holds a S.M. degree in electrical engineering from MIT, and the B.S.E. degree (summa cum laude) in electrical engineering from the University of Michigan.

The Statement of Additional Information relating to this information statement/prospectus provides additional information about the Schooner Global Absolute Return Fund’s portfolio managers, including other accounts they manage, their ownership of Fund shares and their compensation.

Other Fund Service Providers.  The Schooner Global Absolute Return Fund uses the services of USBFS as its transfer agent, administrator and fund accountant.  The Schooner Global Absolute Return Fund also uses the services of U.S. Bank, an affiliate of USBFS, as its custodian.  The Nakoma Fund uses the services of UMBFS as its transfer agent, administrator and fund accountant.  The Nakoma Fund also uses the services of UMB Bank, an affiliate of UMBFS, as its custodian.  Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Schooner Global Absolute Return Fund.

Independent Accountants.  Cohen Fund Audit Services, Ltd. serves as the independent registered public accounting firm to both the Schooner Global Absolute Return Fund and the Nakoma Fund.

Ownership of Securities of the Funds.  The Schooner Global Absolute Return Fund is a newly created series of the TPM Trust that will not issue shares until the Reorganization is consummated.  Accordingly, as of the Record Date, no person controlled the Schooner Global Absolute Return Fund or owned beneficially or of record any shares of the Schooner Global Absolute Return Fund.

As of the Record Date, the Nakoma Fund had [●] shares issued and outstanding.  As of the same date, directors and officers of the Nakoma Fund as a group owned less than 1% of the outstanding voting securities of the Nakoma Fund [update].  Also, as of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Nakoma Fund:

[To be filed by amendment]

Any shareholder that owns 25% or more of the outstanding shares of the Nakoma Fund or a class of the Nakoma Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Nakoma Fund or that class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Nakoma Fund.

Interests of Certain Persons.  Schooner is the investment adviser to the Schooner Global Absolute Return Fund.  Schooner is principally owned and controlled by Gregory R. Levinson.  Mr. Levinson also serves as the President and Chief Investment Officer of Schooner.

Nakoma is the investment adviser to the Nakoma Fund.  Nakoma is principally owned and controlled by Daniel S. Pickett.  Mr. Pickett also serves as the Managing Director and Chief Investment Officer of Nakoma.

Following the completion of the Reorganization, Schooner will make payments to Nakoma for a period of five years after the Closing Date based upon Nakoma Fund shareholder account balances transferred in connection with the Reorganization.

AVAILABLE INFORMATION

The Nakoma Trust and the TPM Trust are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC.  These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549 and at certain of the SEC’s regional offices (addresses below).  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC Regional Offices: Atlanta – 3475 Lenox Road NE, Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Blvd., 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Schooner Global Absolute Return Fund will be passed on by the law firm of Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202.

EXPERTS

The financial statements and financial highlights of the Nakoma Fund incorporated in this information statement/prospectus by reference from the Nakoma Fund’s Annual Report on Form N-CSR for the fiscal year ended May 31, 2011 have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS

The Nakoma Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Nakoma Fund at 8040 Excelsior Drive, Suite 401, Madison, Wisconsin 53717, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ Daniel S. Pickett

Daniel S. Pickett

Chairman and President, Nakoma Mutual Funds

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [•] day of [•], 2011, by and between Trust for Professional Managers, a Delaware statutory trust (“TPM”), on behalf of its series Schooner Global Absolute Return Fund (the “Acquiring Fund”), and Nakoma Mutual Funds, a Delaware statutory trust (“NMF”), on behalf of its series Nakoma Absolute Return Fund (the “Acquired Fund,” and, together with the Acquiring Fund, each a “Fund” and collectively, the “Funds”).  Schooner Investment Group, LLC, a Pennsylvania limited liability company (“Schooner”), and Nakoma Capital Management, LLC, a Delaware limited liability company (“NCM”), are parties to this Agreement with respect to paragraph 12.1 hereof only.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by TPM on behalf of the Acquiring Fund or NMF on behalf of the Acquired Fund, respectively.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock, par value $0.001 per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (b) the assumption by the Acquiring Fund of the Assumed Liabilities as defined in paragraph 1.3; and (c) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in redemption of all outstanding Acquired Fund shares and in complete liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ACQUIRED FUND ASSETS TO THE ACQUIRING FUND IN EXCHANGE FOR ASSUMPTION OF ACQUIRED FUND LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1

Subject to the terms and conditions set forth herein and in reliance on the representations and warranties contained herein, at the closing provided for in paragraph 3.1 (the “Closing”), the Acquired Fund agrees to assign, transfer and convey the Acquired Fund Assets (as defined in paragraph 1.2) to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:  (a) to assume the Assumed Liabilities as defined in paragraph 1.3 and (b) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares as determined in accordance with paragraph 2.2.

1.2

(a)

The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Acquired Fund Assets”) shall consist of all property and assets of the Acquired Fund, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, dividends and receivables owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books as of the Valuation Time (as defined in paragraph 2.1).

(b)

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund Assets as of the date of such statements.

1.3

The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date as defined in paragraph 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.  The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether known or unknown at the Closing Date (the “Assumed Liabilities”).

1.4

As soon as reasonably practicable after the transfer of Acquired Fund Assets and assumption of Assumed Liabilities provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of the Valuation Time (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 and will then completely liquidate.  Such distribution will be accomplished by U.S. Bancorp Fund Services, LLC (“USBFS”), in its capacity as transfer agent for the Acquiring Fund, opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of Acquiring Fund Shares due each such Acquired Fund Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund.  The liquidating distribution of the Acquiring Fund Shares shall be made by the Acquired Fund to the shareholders of record of the Acquired Fund as of the Valuation Time in redemption of all outstanding shares of stock of the Acquired Fund and in complete liquidation of the Acquired Fund, and thereafter the Acquired Fund shall have no shares of stock outstanding.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.  Acquiring Fund Shares will be issued in the manner set forth in the Acquiring Fund’s then current prospectus and statement of additional information; the Acquiring Fund, however, will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.5

Immediately upon delivery of the one share of the Acquiring Fund to the Acquired Fund pursuant to paragraph 1.6 of this Agreement, the Acquired Fund is authorized, as the then initial shareholder of the Acquiring Fund, to approve the investment advisory agreement between TPM, on behalf of the Acquiring Fund, and Schooner.

1.6

Upon approval of the matters described in paragraph 1.5 of this Agreement, and immediately prior to or contemporaneously with the consummation of the transactions described in paragraph 1.1, the share of the Acquiring Fund acquired by the Acquired Fund pursuant to paragraph 7.1 hereof shall be redeemed by the Acquiring Fund for $10.00.  In addition, prior to the transactions described in paragraph 1.1, each Acquired Fund Shareholder shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date with respect to the Acquired Fund shares that are held by such Acquired Fund Shareholders on the Closing Date.

1.7

Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8

As soon as practicable after the distribution and liquidation described in paragraph 1.4, the Acquired Fund shall take further steps to wind up its affairs and to have its existence terminated as a portfolio of NMF in accordance with Delaware law, and shall file such documents with the Securities and Exchange Commission (the “Commission”) as may be required by the Commission.  After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.

VALUATION

2.1

The value of the Acquired Fund Assets and the Assumed Liabilities to be assumed by the Acquiring Fund shall be computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the Acquired Fund’s valuation procedures as described in the then-current prospectus or statement of additional information; provided, however, that such computation is consistent with the valuation procedures of the Acquiring Fund and in the event of any inconsistency, the parties hereto shall confer and mutually agree on the valuation.

2.2

The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund Assets shall be equal to the number of full and fractional Acquired Fund shares outstanding as of the last daily determination of the Acquired Fund’s net asset value on the last business day preceding the Closing Date (after giving effect to any issuances or redemptions of shares of the Acquired Fund prior to or as of such time).  The Acquired Fund shall not issue any shares or redeem any shares after the last daily determination of the Acquired Fund’s net asset value on the last business day preceding the Closing Date.

2.3

The share transfer books of the Acquired Fund will be permanently closed at the Valuation Time and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the Investment Company Act of 1940, as amended (the “1940 Act”), received in proper form on or prior to the Valuation Time shall be fulfilled by the Acquired Fund; redemption requests received by the Acquired Fund after that time shall be treated as requests for the redemption of the shares of the Acquiring Fund to be distributed to the shareholder in question as provided in paragraph 1.4.

2.4

All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective independent accountants upon the reasonable request of the other Fund.

3.

CLOSING AND CLOSING DATE

3.1

The Closing shall occur on [•], 2011, or such other date as the parties may mutually agree in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m. (Central Time) on the Closing Date, unless otherwise agreed to by the parties.  The Closing shall be held at the offices of TPM, or such other place as the parties may agree in writing.

3.2

In the event that immediately prior to the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund is closed to trading, or trading thereon is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3

The Acquired Fund, or its accounting agent, shall deliver to the Acquiring Fund at the Closing the Closing Balance Sheet (including an itemized list of the Acquired Fund Assets and liabilities of the Acquired Fund reflected thereon), all of which shall be certified by the Acquired Fund’s accounting agent and NMF’s treasurer.  The Acquired Fund, or its accounting agent, shall also deliver to the Acquiring Fund at the Closing confirmation or other adequate evidence as to the adjusted tax basis and holding period of the Acquired Fund Assets delivered to the Acquiring Fund hereunder, as well as the amount, and applicable dates of expiration, of the Acquired Fund’s capital loss carry-forwards.

3.4

The Acquired Fund shall cause its custodian to deliver at the Closing a certificate of an authorized officer stating that (a) the Acquired Fund Assets shall have been delivered in proper form to U.S. Bank, N.A. (“USB”), custodian for the Acquiring Fund, prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of the Acquired Fund Assets have been paid or provision for payment has been made.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.5

The Acquired Fund shall cause its transfer agent to deliver at the Closing a list of the names, addresses and taxpayer identification numbers of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund shares owned by each such shareholder as of the Valuation Time.  The Acquiring Fund shall cause its transfer agent, USBFS, to deliver at the Closing a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.6

At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

3.7

Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

3.8

All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records maintained by the Acquired Fund’s administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.  Any such books and records maintained by UMB Fund Services, Inc. (“UMBFS”) shall be provided to the Acquiring Fund or its agents upon request, provided that UMBFS may retain copies thereof.

4.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

NMF, on behalf of the Acquired Fund, represents and warrants to TPM and the Acquiring Fund as follows:

4.1

NMF was duly created pursuant to its Agreement and Declaration of Trust for the purpose of acting as a management investment company and is validly existing and in good standing under the laws of the State of Delaware.  NMF and the Acquired Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement.  The Acquired Fund is a separate series of NMF duly established and designated in accordance with the applicable provisions of NMF’s Agreement and Declaration of Trust.  NMF and the Acquired Fund have all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

4.2

The Acquired Fund currently complies in all material respects with the applicable requirements of, and the rules and regulations under, the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), state “blue sky” laws and the 1940 Act.  The Acquired Fund has complied and currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Acquired Fund as set forth in its registration statement currently in effect.

4.3

NMF is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration is in full force and effect.

4.4

The Acquired Fund is not, and the execution, delivery and performance of this Agreement by NMF will not result (a) in a violation of Delaware law or of NMF’s Agreement and Declaration of Trust or By-Laws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound; or

(c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund.

4.5

All material contracts and other commitments of or applicable to the Acquired Fund (other than this Agreement and investment contracts) will be terminated, or provision for discharge of any liabilities of the Acquired Fund thereunder will be made, at or prior to the Closing Date, without the Acquired Fund or the Acquiring Fund incurring any liability or penalty with respect thereto.

4.6

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against NMF (with respect to the Acquired Fund) or the Acquired Fund or any properties or assets held by the Acquired Fund.  Neither NMF (with respect to the Acquired Fund) nor the Acquired Fund knows of any facts which are likely to form the basis for the institution of such proceedings which would materially and adversely affect the business of the Acquired Fund as conducted now or any time in the past and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business of the Acquired Fund or its ability to enter into the Agreement or to consummate the transactions herein contemplated.

4.7

The financial statements of the Acquired Fund at and for the fiscal year ended May 31, 2011 have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm.  Such statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements fairly reflect the financial condition the Acquired Fund as of such dates and there are no known liabilities of the Acquired Fund as of such dates not disclosed therein.

4.8

Since May 31, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.  For purposes of this paragraph 4.8, neither a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio nor a decrease in the Acquired Fund’s size due to redemptions in and of themselves shall be deemed to constitute a material adverse change.

4.9

The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act.  As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

4.10

The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the Acquired Fund’s Board of Trustees and committees of the Acquired Fund’s Board of Trustees. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund shares.

4.11

The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

4.12

As of the date hereof, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed (including any extensions) shall have been timely filed and are correct in all material respects.  All material federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and any such material unpaid taxes are properly reflected on the financial statements referred to in paragraph 4.7.  To the Acquired Fund’s knowledge, no such return is currently under audit or been selected for a future audit and no assessment for taxes, interest, or penalty has been asserted with respect to such returns.  The Acquired Fund is in compliance in all material respects with the applicable Treasury Regulations pertaining to the reporting of distributions on and redemptions of its shares, and the withholding in respect of such distributions or  redemptions and is not liable for any material penalties that could be imposed thereunder.

4.13

For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company (in the case of the taxable year that includes the Closing Date, for that portion of such taxable year ending with the Closing Date) and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Acquired Fund will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d).  The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code.

4.14

All issued and outstanding shares of the Acquired Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; (b) are and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable; and (c) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent, as provided in paragraph 3.5.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

4.15

On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such Acquired Fund Assets hereunder, and upon delivery and payment for such Acquired Fund Assets, the Acquiring Fund will acquire good and marketable title thereto.

4.16

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Trustees of NMF and this Agreement will constitute a valid and binding obligation of NMF, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.17

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.18

Insofar as the following relate to the Acquired Fund, the registration statement filed by TPM on Form N-14 relating to the Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a prospectus of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”) on the effective date of the N-14 Registration Statement and on the Closing Date will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by NMF for use therein relating to the Acquired Fund.

4.19

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by NMF, for itself and on behalf of the Acquired Fund or the performance of the Agreement by NMF, for itself and on behalf of the Acquired Fund, except for the effectiveness of the N-14 Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

5.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

TPM, on behalf of the Acquiring Fund, represents and warrants to NMF and the Acquired Fund as follows:

5.1

TPM was duly created pursuant to its Agreement and Declaration of Trust for the purpose of acting as a management investment company and is validly existing and in good standing under the laws of the State of Delaware.  TPM and the Acquiring Fund have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement.  The Acquiring Fund is a separate series of TPM duly established and designated in accordance with the applicable provisions of TPM’s Agreement and Declaration of Trust.  TPM and the Acquiring Fund have all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

5.2

TPM is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration is in full force and effect.

5.3

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by TPM will not result (a) in a violation of Delaware law or of TPM’s Agreement and Declaration of Trust or By-Laws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of TPM.

5.4

The Acquiring Fund has not commenced operations and will not commence operations until after the Closing.

5.5

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against TPM (with respect to the Acquiring Fund) or the Acquiring Fund or any properties or assets held by the Acquiring Fund.  Neither TPM (with respect to the Acquiring Fund) nor the Acquiring Fund knows of any facts which are likely to form the basis for the institution of such proceedings which would materially and adversely affect the business of the Acquiring Fund as conducted now or any time in the past and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business of the Acquiring Fund or its ability to enter into this Agreement or to consummate the transactions herein contemplated.

5.6

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable under Delaware law.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares.

5.7

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Trustees of TPM and this Agreement will constitute a valid and binding obligation of TPM, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

5.8

The N-14 Registration Statement and prospectus of the Acquiring Fund to be included in the N-14 Registration Statement, other than as it relates to the Acquired Fund, on the effective date of the N-14 Registration Statement and on the Closing Date (a) will comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable and (b) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.

5.9

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by TPM, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by TPM, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the N-14 Registration Statement and the filing of any articles, certificates or other documents that may be required under Delaware law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6.

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

6.1

The Acquired Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of Fund shares and such changes as are contemplated by the Funds’ normal operations.

6.2

Upon reasonable notice, the Acquiring Fund’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund.

6.3

The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.4

The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

6.5

The Acquired Fund covenants that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

6.6

Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.7

The Acquiring Fund covenants to prepare the N-14 Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Acquiring Fund will file the N-14 Registration Statement with the Commission.  The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Acquiring Fund shall provide the Acquired Fund copies of the N-14 Registration Statement and all amendments or supplements thereto prior to filing and allow the Acquired Fund to comment thereon and approve prior to filing.  The Acquiring Fund shall use reasonable efforts to have the Commission declare the N-14 Registration Statement effective as promptly as practicable after the filing thereof.  The Acquiring Fund shall not amend, supplement or modify any information included in the N-14 Registration Statement that was received from the Acquired Fund with respect thereto without the prior consent of the Acquired Fund.  The Acquiring Fund shall take all action required by applicable law in connection with the issuance of Acquiring Fund Shares.

6.8

Until the Closing Date, the Acquiring Fund and the Acquired Fund shall not make any public statements or issue any press release with respect to this Agreement or the transactions contemplated hereby without first consulting with each other, unless otherwise required by law.  The Acquired Fund expects to file a prospectus supplement concerning the Reorganization and related matters prior to Closing and shall provide a copy of the supplement to the Acquiring Fund reasonably in advance of filing to allow the other party to comment thereon.

6.9

As soon as reasonably practicable after the Closing, the Acquired Fund shall make the liquidating distribution required by this Agreement to its shareholders (in redemption of all Acquired Fund shares) consisting of the Acquiring Fund Shares received at the Closing.

6.10

It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither TPM, the Acquiring Fund, NMF nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, TPM, NMF and the Funds will take such action, or cause such action to be taken, as is reasonably necessary to enable Godfrey & Kahn, S.C., counsel to the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Godfrey & Kahn, S.C.).

6.11

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to consummate the transactions contemplated herein.

6.12

Following the transfer of the Acquired Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund as described in paragraph 1.3 in exchange for the Acquiring Fund Shares as contemplated herein, NMF will file any final regulatory reports with respect to the Acquired Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination of the Acquired Fund as a series of NMF and the dissolution of NMF under Delaware law.

6.13

The parties shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such parties on or before the Closing Date.

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

7.1

Prior to Closing, the Trustees of TPM shall have authorized the issuance of and TPM shall have issued one share of the Acquiring Fund to the Acquired Fund in consideration of the payment of $10.00 and the Acquired Fund shall have voted affirmatively on the matter referred to in paragraph 1.5 above.

7.2

The items that are required to be delivered by the Acquiring Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquired Fund or its agents on or prior to the Closing Date.

7.3

All representations and warranties of TPM, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by an authorized officer of TPM in a form reasonably acceptable to the Acquired Fund dated as of the Closing Date to the effect set forth in this paragraph 7.3.

7.4

The Board of Trustees of TPM shall have approved this Agreement and the transactions contemplated hereby, and the Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate, executed by an officer of TPM, to the effect that the conditions described in this paragraph have been satisfied.

8.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

8.1

The items that are required to be delivered by the Acquired Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquiring Fund on or prior to the Closing Date.

8.2

All representations and warranties of NMF, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquired Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by an authorized officer of NMF in a form reasonably acceptable to the Acquiring Fund dated as of the Closing Date to the effect set forth in this paragraph 8.2.

8.3

The Board of Trustees of NMF shall have approved this Agreement and the transactions contemplated hereby, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate, executed by an officer, to the effect that the conditions described in this paragraph have been satisfied.

9.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1

This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Boards of Trustees of NMF and TPM and evidence of such approval shall have been delivered to each Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9.1.

9.2

On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of the parties, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

9.4

The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof or order pursuant to Section 8(e) of the 1940 Act shall have been issued by the Commission and, to the knowledge of the parties hereto, no investigation or proceeding for such purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

9.5

The parties shall have received an opinion of Godfrey & Kahn, S.C. addressed to each of the Acquiring Fund and the Acquired Fund, dated the Closing Date, customary in form and substance reasonably satisfactory to the parties hereto, substantially to the effect that, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)

the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund (followed by the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund) should constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund should each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

no gain or loss should be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for such shareholders’ shares of the Acquired Fund;

(c)

no gain or loss should be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(d)

no gain or loss should be recognized by the Acquired Fund Shareholders upon the exchange of their shares of the Acquired Fund for the Acquiring Fund Shares in the Reorganization;

(e)

the aggregate tax basis of the Acquiring Fund Shares received by each current shareholder of the Acquired Fund pursuant to the Reorganization should be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor;

(f)

the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization should include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets by such shareholder at the time of the exchange;

(g)

the aggregate tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund should be the same as the basis of such assets to the Acquired Fund immediately prior to the transfer thereof; and

(h)

the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund should include the respective periods during which such assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and the delivery of such opinion is conditioned upon receipt by Godfrey & Kahn, S.C. of such representations as it shall reasonably request of each of the Acquiring Fund and the Acquired Fund.  The Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

10.

PUBLICITY; CONFIDENTIALITY

10.1

Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties to this Agreement mutually shall agree in writing, provided that nothing herein shall prevent any party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

10.2

The parties to this Agreement will hold, and will cause their board members, officers, employees, representatives, agents and persons controlled by or controlling any of them to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other parties to this Agreement, all confidential information obtained from the other parties in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (a) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (b) if required by court order or decree or applicable law; (c) if it is publicly available through no act or failure to act of such party; (d) if it was already known to such party on a non-confidential basis on the date of receipt; (e) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (f) if it is otherwise expressly provided for herein.

10.3

In the event of a termination of this Agreement, the parties agree that they along with their board members, employees, representative agents and persons controlled by or controlling any of them shall, and shall cause their affiliates to, except with the prior written consent of the other parties to this Agreement, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other parties and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

11.

AMENDMENTS, WAIVERS AND TERMINATION; NON-SURVIVAL OF COVENANTS,
WARRANTIES AND REPRESENTATIONS; GOVERNING LAW

11.1

This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto.

11.2

At any time prior to the Closing Date, any of the parties hereto may waive compliance with any of the covenants or conditions made for its benefit contained herein, except as noted in paragraph 9.1.

11.3

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of TPM and NMF.  In addition, either TPM or NMF may at its option terminate this Agreement at or before the Closing Date due to:

(a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)

a determination by the Board of Trustees of TPM or NMF that the consummation of the transactions contemplated herein is not in the best interest of the applicable Fund.

In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, TPM, the Acquired Fund, NMF, or their respective trustees or officers, to the other party or its trustees or officers, and each applicable party shall bear the expenses agreed to be incurred by it in accordance with paragraph 12.1.

11.4

The representations, warranties or covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the Reorganization, except with respect to the confidentiality provisions of Section 10.  The other covenants to be performed after the Closing shall survive the Closing.

11.5

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to principles of conflicts of laws.

12.

EXPENSES

12.1

Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement will be borne equally by NCM and Schooner.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of the N-14 Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by TPM and NMF;

and (f) any conversion costs imposed by NMF’s service providers.  Notwithstanding the foregoing, NCM and Schooner shall pay or assume only those expenses of the Acquired Fund that are solely and directly related to the Reorganization in accordance with the guidelines established in Rev. Rul. 73-54, 1973-1 C.B. 187.

12.2

TPM, on behalf of the Acquiring Fund, and NMF, on behalf of the Acquired Fund, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for herein.

13.

NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

To NMF:

Nakoma Mutual Funds

Attention:  Daniel S. Pickett

8040 Excelsior Drive, Suite 401

Madison, WI  53717

Phone:  (608) 831-8814

With copies to:

Foley & Lardner LLP

Attention:  Richard L. Teigen

777 East Wisconsin Avenue

Milwaukee, WI  53202

Phone:  (414) 297-5660

To NCM:

Nakoma Capital Management, LLC

Attention:  Daniel S. Pickett

8040 Excelsior Drive, Suite 401

Madison, WI  53717

Phone:  (608) 831-8814

To TPM, on behalf of itself and the Acquiring Fund, to:

Trust for Professional Managers

Attention:  Joseph C. Neuberger

615 East Michigan Street

Milwaukee, WI  53202

Phone:  (414) 287-3338

With a copy to:

Godfrey & Kahn, S.C.

Attention:  Carol A. Gehl

780 North Water Street

Milwaukee, WI  53202

Phone:  (414) 273-3500

To Schooner:

Schooner Investment Group, LLC

Attention:  Gregory R. Levinson

Radnor Financial Center

150 Radnor-Chester Road, Suite F-200

Radnor, PA  19087

Phone:  (610) 977-2090

14.

MISCELLANEOUS

This Agreement supersedes all prior agreements between the parties (written or oral) with respect to the subject matter hereof, is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.  This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement.  The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, employees or agents of the Acquiring Fund personally, but shall bind only the property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of the Acquiring Fund.  The execution and delivery of this Agreement have been authorized by the directors of the Acquiring Fund and signed by authorized officers of the Acquiring Fund, acting as such.  Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Agreement and Declaration of Trust of the Acquiring Fund.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, employees or agents of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of the Acquiring Fund.  The execution and delivery of this Agreement have been authorized by the trustees of the Acquired Fund and signed by authorized officers of the Acquired Fund, acting as such.  Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Agreement and Declaration of Trust of the Acquired Fund.

[Signature Page Follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

TRUST FOR PROFESSIONAL MANAGERS on behalf
of SCHOONER GLOBAL ABSOLUTE RETURN FUND

By:

Name:

Joseph C. Neuberger

Title:

President

NAKOMA MUTUAL FUNDS on behalf of NAKOMA
ABSOLUTE RETURN FUND

By:

Name:

Daniel S. Pickett

Title:

President

SCHOONER INVESTMENT GROUP, LLC
(solely with respect to Section 12.1 hereof)

By:

Name:

Gregory R. Levinson

Title:

Managing Member

NAKOMA CAPITAL MANAGEMENT, LLC (solely
with respect to Section 12.1 hereof)

By:

Name:

Daniel S. Pickett

Title:

Managing Director

Appendix B

Investment Policies and Restrictions

The respective investment policies and restrictions of the Schooner Global Absolute Return Fund and the Nakoma Fund are described below.  Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Schooner Global Absolute Return Fund and the Nakoma Fund, respectively.  The investment objective for both the Schooner Global Absolute Return Fund and the Nakoma Fund is not fundamental and therefore may be changed.

SCHOONER GLOBAL ABSOLUTE RETURN FUND	NAKOMA FUND
The Fund may not:	The Fund may not:

1.

Fundamental Policy No. 1 - Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies.

1.

Fundamental Policy No. 6 - Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks (i) for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) for investment purposes in accordance with the Fund’s investment policies.  For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

2. See Fundamental Policy No. 1 above.

2.

Fundamental Policy No. 7 - Issue senior securities.  For purposes of this restriction, borrowing money in accordance with Fundamental Policy No. 6 above, making loans in accordance with Fundamental Policy No. 4 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund’s investment policies or within the meaning of Non-Fundamental Policy No. 1 below, are not deemed to be senior securities.

3.

Fundamental Policy No. 2 - Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).

3.

Fundamental Policy No. 5 - Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

SCHOONER GLOBAL ABSOLUTE RETURN FUND	NAKOMA FUND

4.

Fundamental Policy No. 3 - Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

4. Fundamental Policy No. 2 - Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

5.

Fundamental Policy No. 4 - Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities.

5.

Fundamental Policy No. 3 - Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. Fundamental Policy No. 5 - Make loans of money (except for the lending of its portfolio securities and purchases of debt securities consistent with the investment policies of the Fund).

6.

Fundamental Policy No. 4 - Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

7.

Fundamental Policy No. 6 - With respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

7.

Fundamental Policy No. 8 - With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:  (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

8.

Fundamental Policy No. 7 - Invest in the securities of any one industry if as a result, more than 25% of the Fund’s total assets would be invested in the securities of such industry, except that (a) the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

8.

Fundamental Policy No. 1 - Invest 25% or more of the value of its total assets in any particular industry or groups of industries (other than U.S. Government securities and securities of other investment companies).

The following are the non-fundamental investment policies which may be changed by the applicable Fund’s Board without shareholder approval.

SCHOONER GLOBAL ABSOLUTE RETURN FUND	NAKOMA FUND
The Fund may not:
1. Non-Fundamental Policy No. 1 - With respect to Fundamental Policy No. 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.	1. There is no corresponding Nakoma Fund policy.

SCHOONER GLOBAL ABSOLUTE RETURN FUND	NAKOMA FUND

2.

Non-Fundamental Policy No. 2 - Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, and over-the-counter options.

2.

Non-Fundamental Policy No. 3 - The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.  The Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

3. There is no corresponding Schooner Global Absolute Return Fund policy.

3.

Non-Fundamental Policy No. 1 - The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

4. There is no corresponding Schooner Global Absolute Return Fund policy.

4.

Non-Fundamental Policy No. 2 - The Fund may not mortgage, pledge, hypothecate or in any manner transfer any securities or other assets owned or held by the Fund except in connection with permitted borrowings and in connection with margin deposits, security interests, liens and collateral arrangements with respect to transactions involving short sales, options, futures contracts and other permitted investment techniques.

5. There is no corresponding Schooner Global Absolute Return Fund policy.	5. Non-Fundamental Policy No. 4 - The Fund may not invest in companies for the purpose of exercising control of management.

6. There is no corresponding Schooner Global Absolute Return Fund policy.	6. Non-Fundamental Policy No. 5 - The Fund may not invest in foreign securities that are not traded in the U.S.

Certain Explanatory Language

The Schooner Global Absolute Return Fund’s Statement of Additional Information includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

•

Except with respect to the limitations on borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth in the Fund’s Statement of Additional Information or the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

The Nakoma Fund’s Statement of Additional Information includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

•

Whenever an investment objective, policy or strategy of the Fund discussed in the Fund’s Statement of Additional Information or Prospectus states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on borrowing and illiquid securities.  In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund’s policies or restrictions.  If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

•

With respect to Fundamental Policy No. 1, the Fund will rely primarily on the industry and industry group classifications under the Global Industry Classification Standard (“GICS”).  To the extent that the industry classifications under GICS are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with standard industry classifications as published by the SEC.

•

With respect to Fundamental Policy No. 6, the phrase “in accordance with the Fund’s investment policies” is not intended to incorporate the Fund’s principal investment strategies as part of this fundamental investment policy.

•

With respect to Non-Fundamental Policy No. 2, “permitted borrowings” means borrowings not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

Appendix C

SHAREHOLDER INFORMATION FOR THE SCHOONER GLOBAL ABSOLUTE RETURN FUND

Shareholder Information

Share Price

The price of Fund shares is the Fund’s net asset value (“NAV”) per share.  The NAV per share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the New York Stock Exchange (the “NYSE”), which is normally 4:00 p.m., Eastern time.  The NAV will not be calculated on days that the NYSE is closed for trading.

Each security owned by the Fund that is listed on a securities exchange, including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements are priced by an approved independent pricing service.  ETFs and ETNs are valued at the last reported sale price on the exchange on which the security is principally traded.  Forward currency contracts are valued at the mean between the bid and asked prices.  Where a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on an exchange or on NASDAQ on such day, a security is valued at the mean between the most recent bid and asked prices on such day.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Investors may be charged a fee if they effect transactions through a financial intermediary.  The Fund has authorized one or more financial intermediaries (each an “Authorized Intermediary”) to receive on its behalf purchase and redemption orders.  Authorized Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an Authorized Intermediary or, if applicable, a Authorized Intermediary’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV per share next computed after they are received by an Authorized Intermediary or its authorized designee.

How to Purchase Shares

Shares of the Fund are purchased at the next NAV per share calculated after your purchase order is received by the Fund, its agents or other authorized financial intermediary.

Minimum Investment Amounts
Share Purchase Amounts
Minimum Initial Investment	$5,000
Minimum Subsequent Investment	$1,000
Automatic Investment Plan – Monthly Minimum	$250

The Fund will waive the minimum initial investment only at the discretion of Schooner Investment Group, LLC (the “Advisor”).  Shareholders will be given at least 30 days’ notice of any increase in the minimum dollar amount of initial or subsequent investments.

If you place an order for Fund shares through a financial intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV per share next calculated after the Transfer Agent receives and accepts your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of an Authorized Intermediary that has made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.  For more information about your financial intermediary’s rules and procedures and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market timers,” as described under the section entitled “Tools to Combat Frequent Transactions,” below.  A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  Written notice of a rejected purchase order will be provided to the investor within one to two business days under normal circumstances.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed Account Application is received by the Fund or the Transfer Agent.

Purchase Requests Must be Received in Good Order

Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•

the name of the Fund;

•

the dollar amount of shares to be purchased;

•

your account application or investment stub; and

•

a check payable to “Schooner Global Absolute Return Fund.”

All purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed on that same day.  Purchase requests received after 4:00 p.m., Eastern time, will receive the next business day’s NAV per share.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Mail.  To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Schooner Global Absolute Return Fund” to:

Regular Mail	Overnight or Express Mail
Schooner Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Schooner Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application the Transfer Agent will establish an account for you.  Once your account has been established you may instruct your bank to send the wire.  Prior to sending the wire please call the Transfer Agent at 1-866-724-5997 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Schooner Global Absolute Return Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund’s custodian, are not responsible for the consequences of delays from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments.  The minimum subsequent investment is $1,000 (unless you have elected to participate in an Automatic Investment Plan as described herein).  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at 1-866-724-5997 before wiring.  A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Investing by Telephone.  If you have completed the “Telephone Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Fund at 1-866-724-5997.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $1,000.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the NAV determined on the day your order is placed.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $250, on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request.  A fee (currently $25) will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•

full name;

•

date of birth (individuals only);

•

Social Security or taxpayer identification number; and

•

permanent street address (a P.O. Box alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Fund at 1-866-724-5997.

How to Redeem Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund or through a financial intermediary.  However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem all or part of your Fund shares on any business day that the Fund calculates its NAV.  To redeem shares with the Fund, you must contact the Fund either by mail or by phone to place a redemption order.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary in order to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

A redemption request will be deemed in “good order” if it includes:

•

the shareholder’s name;

•

the name of the Fund you are redeeming;

•

the account number;

•

the share or dollar amount to be redeemed; and

•

signatures of all shareholders on the account and a signature guarantee(s), if applicable.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Unless noted, proceeds will be processed within seven calendar days after the Fund receives your redemption request unless the check used to purchase the shares has not cleared.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  The Fund will automatically redeem shares if a purchase check is returned for insufficient funds, and the shareholder’s account will be charged for any loss.  The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

Redemption proceeds will be sent to the address of record.  The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•

if ownership is being changed on your account;

•

when redemption proceeds are payable or sent to any person, address or bank account not on record;

•

if a change of address request has been received by the Transfer Agent within the last 15 days; and

•

for all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Schooner Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Schooner Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Fund), you may redeem shares, up to $100,000, by instructing the Fund by phone at 1-866-724-5997.  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•

that you correctly state your Fund account number;

•

the name in which your account is registered; and

•

the Social Security or taxpayer identification number under which the account is registered.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire which will be deducted from your proceeds on a complete or share-specific trade.  The fee will be deducted from your remaining account balance on dollar specific redemptions.

Systematic Withdrawal Plan.  The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them monthly, quarterly or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount is $250.  The SWP may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-866-724-5997 for additional information regarding the SWP.

The Fund’s Right to Redeem an Account.  If an account balance is less than $5,000, other than as a result of a decline in the NAV or for market reasons, the Fund reserves the right to either: (1) redeem the shares of any shareholder whose account balance is below the minimum amount specified and remit the proceeds to the shareholder, less any applicable fees; or (2) deduct a $50 annual account maintenance fee at the Fund’s fiscal year end.  Failure or delay in exercising this right does not constitute a waiver of the Fund’s right to redeem the shares in accounts below the minimum balance required.

Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the NAV of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the NAV of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted polices and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisor, does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Other Fund Policies

Telephone Transactions

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be cancelled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your requests to the Fund at the address listed previously in the “How to Purchase Shares” section, above.  Neither the Fund nor the Transfer Agent are liable for any loss incurred due to failure to complete a telephone transaction prior to market close.

Policies of Other Financial Intermediaries

An Authorized Intermediary may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your Authorized Intermediary for details.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-724-5997 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

General Policies

Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distributions and Taxes

Distributions

The Fund will make distributions of net investment income and capital gains, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received your written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tax Consequences

Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Fund’s distributions of net investment company taxable income are reported as attributable to “qualified dividend” income, such income is currently subject to tax at the reduced rate of Federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  The current federal tax provisions applicable to “qualified dividends” are scheduled to expire for tax years beginning after December 31, 2012.  To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

To the extent the Fund’s distributions of net capital gains (net long-term capital gains less net short-term capital losses) are reported as capital gain distributions, such distributions will generally be taxable as long-term capital gains (currently at a maximum rate of 15% through December 31, 2012) regardless of the length of time that a shareholder has owned Fund shares.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of Federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within thirty days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

The federal tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of Federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Nakoma Fund will be the accounting survivor of the Schooner Global Absolute Return Fund.  The following financial highlights table is intended to help you understand the Nakoma Fund’s financial performance for the period from December 18, 2006 (the Fund commenced operations on August 23, 2006, but did not begin investing in line with its investment objectives until December 18, 2006) to May 31, 2007, and the fiscal years ended May 31, 2008, 2009, 2010 and 2011.  Certain information reflects financial results for a single Nakoma Fund share outstanding for the entire period.  The total return presented in the table represents the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all Fund distributions).  These financial highlights have been audited by Cohen Fund Audit Services, Ltd., the independent registered public accounting firm of the Fund, whose report, together with the Nakoma Fund’s financial statements, are included in the Nakoma Fund’s annual report, which is available free of charge upon request.

For the Periods Ended May 31:

	2011		2010	2009		2008		2007*
Net Asset Value, Beginning of Period	$19.43		$21.32	$21.18		$21.19		$20.00

Income From Investment Operations
Net investment income (loss)	(1.50)		(0.49)	(0.26)		(0.16)		0.11
Net realized and unrealized gain (loss) on investments and securities sold short	0.21	(1)	(1.40)	0.40	(1)	0.20	(1)	1.11
Total income from investment operations	(1.29)		(1.89)	0.14		0.04		1.22

Less Distributions
Net investment income	-		-	-		(0.02)		(0.03)
Return of capital	-		-	-		(0.03)		-
Total distributions	-		-	-		(0.05)		(0.03)

Net Asset Value, End of Period	$18.14		$19.43	$21.32		$21.18		$21.19

Total Return(2)	(6.64)%		(8.86)%	0.66%		0.18%		5.95%	(3)(4)

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$40,173		$173,335	$231,895		$109,402		$16,687
Ratio of expenses to average net assets, excluding dividend and interest expense on securities sold short, after waived or recaptured fees	1.99%	(5)	1.85%	1.86%	(5)	1.99%	(5)	1.99%	(5)(6)
Ratio of dividend and interest expense on securities sold short to average net assets	0.98%		0.79%	0.69%		0.62%		0.46%	(6)
Ratio of expenses to average net assets, including dividend and interest expense on securities sold short, after waived or recaptured fees	2.97%	(5)	2.64%	2.55%	(5)	2.61%	(5)	2.45%	(5)(6)
Ratio of expenses to average net assets, before waived or recaptured fees	3.12%		2.64%	2.48%		2.57%		5.73%	(6)
Ratio of net investment income (loss) to average net assets, after waived or recaptured fees	(2.34)%	(5)	(1.99)%	(1.79)%	(5)	(0.59)%	(5)	1.41%	(5)(6)
Ratio of net investment loss to average net assets, before waived or recaptured fees	(2.49)%		(1.99)%	(1.72)%		(0.55)%		(1.87)%	(6)
Portfolio turnover rate—long positions, excluding short positions	120%		126%	115%		124%		18%	(3)

______________

(1)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.

(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.

(3)

Not annualized.

(4)

Represents performance beginning on the first day of security trading (December 18, 2006).

(5)

Reflects the Adviser’s waiver or recapture of a portion of its management fees and/or other operating expenses.

(6)

Annualized.

*

The Fund commenced operations on August 23, 2006.  The Fund began investing in line with its investment objectives on December 18, 2006.

D-1

PART B

STATEMENT OF ADDITIONAL INFORMATION

October [●], 2011

REORGANIZATION OF

NAKOMA ABSOLUTE RETURN FUND

A series of Nakoma Mutual Funds

IN EXCHANGE FOR SHARES OF

SCHOONER GLOBAL ABSOLUTE RETURN FUND

A series of Trust for Professional Managers

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI  53201-0701

Telephone:  1-866-724-5997

This Statement of Additional Information dated October [●], 2011 (the “SAI”) is not a prospectus.  An information statement/prospectus dated October [●], 2011 (the “information statement/prospectus”) related to the above referenced matter may be obtained from Trust for Professional Managers (the “TPM Trust”), on behalf of the Schooner Global Absolute Return Fund (the “Schooner Global Absolute Return Fund”), by writing or calling the TPM Trust at the address and telephone number shown above.  This SAI should be read in conjunction with such information statement/prospectus.

Because the Schooner Global Absolute Return Fund has not yet commenced operations, no annual or semi-annual reports to shareholders are available.  For the same reason, no pro forma financial statements are provided in this SAI in connection with the proposed reorganization mentioned above.  Because the Nakoma Absolute Return Fund (the “Nakoma Fund”), a series of Nakoma Mutual Funds (the “Nakoma Trust”), is being acquired by the Schooner Global Absolute Return Fund, which is a newly created fund, pro forma financial statements are not necessary.  This SAI has been incorporated by reference into the information statement/prospectus.

You should rely only on the information contained in this SAI and the information statement/prospectus.  The TPM Trust has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Table of Contents

1.

The Statement of Additional Information for the Nakoma Fund, dated September [●], 2011.

2.

The audited financial statements of the Nakoma Fund contained in the Annual Report of the Nakoma Fund for the fiscal year ended May 31, 2011.

3.

The Statement of Additional Information for the Schooner Global Absolute Return Fund, dated June 3, 2011.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•

The Statement of Additional Information for the Nakoma Fund, dated September [●], 2011, is incorporated by reference to Post-Effective Amendment No. 7 to the Nakoma Trust’s Registration Statement on Form N-1A (File No. 811-21865), filed with the SEC on September [●], 2011.

•

The audited financial statements of the Nakoma Fund dated May 31, 2011 are incorporated by reference to the Annual Report of the Nakoma Fund for the fiscal year ended May 31, 2011, filed on Form N-CSR (File No. 811-21865) with the SEC on August 5, 2011.

•

The Statement of Additional Information for the Schooner Global Absolute Return Fund, dated June 3, 2011, is incorporated by reference to Post-Effective Amendment No. 241 to the TPM Trust’s Registration Statement on Form N-1A (File No. 811-10401), filed with the SEC on June 3, 2011.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.

Exhibits

Exhibit No.	Exhibit
(1)(a)

Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(1)(b)

Amended and Restated Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(2)

Amended and Restated Bylaws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and are incorporated by reference.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization – Filed as Appendix A to Part A.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant’s Amended and Restated Declaration of Trust and the Registrant’s Amended and Restated Bylaws.

(6)(a)

Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(6)(b)

Amended and Restated Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(7)(a)

Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(7)(b)

First Amendment to Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(8)	Not Applicable.

(9)(a)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

C-1

Exhibit No.	Exhibit
(9)(b)

First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(10)(a)	Rule 12b-1 Plan – Not Applicable.

(10)(b)	Multiple Class (Rule 18f-3) Plan – Not Applicable.

(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant – To be filed by post-effective amendment.

(12)	Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters – To be filed by post-effective amendment.

(13)(a)

Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(13)(b)

First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(13)(c)

Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(13)(d)

First Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(13)(e)

Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(13)(f)

First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(14)	Consent of Cohen Fund Audit Services, Ltd. – Filed herewith.

(15)	Not Applicable.

(16)	Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 217 to its Registration Statement on Form N-1A with the SEC on March 11, 2011, and is incorporated by reference.

(17)(a)

Prospectus of the Nakoma Absolute Return Fund dated September [●], 2011 was previously filed with Nakoma Mutual Fund’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on September [●], 2011, and is incorporated by reference.

(17)(b)

Statement of Additional Information of the Nakoma Absolute Return Fund dated September [●], 2011 was previously filed with Nakoma Mutual Fund’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on September [●], 2011, and is incorporated by reference.

(17)(c)

Nakoma Absolute Return Fund’s Annual Report to Shareholders for the Fiscal Year Ended May 31, 2011 was previously filed on Nakoma Mutual Fund’s Form N-CSR with the SEC on August 5, 2011, and is incorporated by reference.

(17)(d)

Prospectus of the Schooner Global Absolute Return Fund dated June 3, 2011 was previously filed with Trust for Professional Manager’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

C-2

Exhibit No.	Exhibit
(17)(e)

Statement of Additional Information of the Schooner Global Absolute Return Fund dated June 3, 2011 was previously filed with Trust for Professional Manager’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

Item 17.

Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the legality of the securities being registered required by Item 16(11) of Form N-14 and the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

C-3

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 2nd day of September, 2011.

TRUST FOR PROFESSIONAL MANAGERS
(Registrant)

By:

/s/ John P. Buckel

John P. Buckel

Vice President, Treasurer and Principal Accounting Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on September 2, 2011 by the following persons in the capacities indicated:

Name	Title

/s/ Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee

/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee

/s/ Gary A. Drska* Gary A. Drska	Independent Trustee

/s/ Jonas B. Siegel* Jonas B. Siegel	Independent Trustee

*By

/s/ John P. Buckel

John P. Buckel

*Attorney-in-Fact pursuant to Power of Attorney

previously filed with Registrant’s Post-Effective

Amendment No. 217 to its Registration Statement

on Form N-1A with the SEC on March 11, 2011,

and is incorporated by reference.

C-4